Balance Sheet (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	40,000,000	40,000,000	40,000,000
Common stock, issued	9,291,421	9,291,421	9,291,421
Common stock, outstanding	9,291,421	9,291,421	9,291,421